Share - based compensation - Range of Exercise Price (Details) - $0.00 - $16.67	12 Months Ended
Oct. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options Outstanding | shares	4,590,980
Weighted Average Remaining Life (years)	1 year 9 months 25 days
Weighted Average Exercise Price	$ 3.99
Number of Options Outstanding | shares	1,909,963
Weighted Average Exercise Price	$ 5.68
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of Exercise Price	0.00
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of Exercise Price	$ 16.67